As filed with the Securities and Exchange Commission
                              on December 29, 1999
                          Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                 ---------------------------------------------
                                    FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|
                   Pre-Effective Amendment No. ___                         |_|
                   Post-Effective Amendment No. ___                        |_|
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940             |_|
                          Amendment No. ___                                |_|
                        (Check appropriate box or boxes)
                            ------------------------

                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
         Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
         Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
         Morrison & Foerster LLP                           & Frankel
         2000 Pennsylvania Ave., N.W.               919 3rd Avenue
         Suite 5500                                 New York, New York 10022
         Washington, D.C.  20006

It is proposed that this filing will become effective on January 28, 2000 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 28, 1999, the notice required by Rule 24f-2 for its fiscal year ended March 31, 1999 (File No. 2-97817; 811-4305).

                               NATIONS FUND TRUST
                              CROSS-REFERENCE SHEET


PART A
------

ITEM NO.         ITEM CAPTION                          PROSPECTUS CAPTION
--------         ------------                          ------------------
       1         Beginning of Registration             COVER PAGE OF REGISTRATION STATEMENT;
                 Statement and Outside Front           CROSS-REFERENCE SHEET; FRONT
                 Cover Page of Prospectus              COVER PAGE OF PROXY STATEMENT/
                                                       PROSPECTUS

       2         Beginning and Outside Back Cover      TABLE OF CONTENTS
                 Page of Prospectus

       3         Fee Table, Synopsis Information,      APPENDIX I -- EXPENSE SUMMARIES OF THE FUNDS AND THE
                 and Risk Factors                      CORRESPONDING SUCCESSOR FUNDS; SUMMARY -- FEE
                                                       TABLES; SUMMARY--OVERVIEW OF THE REORGANIZATION;
                                                       SUMMARY--PRINCIPAL RISK FACTORS

       4         Information About the Transaction     THE REORGANIZATION - DESCRIPTION OF THE
                                                       REORGANIZATION AGREEMENT; THE REORGANIZATION -
                                                       REASONS FOR THE REORGANIZATION; THE REORGANIZATION -
                                                       BOARD CONSIDERATION; THE REORGANIZATION - FEDERAL
                                                       INCOME TAX CONSIDERATIONS; THE REORGANIZATION -
                                                       CAPITALIZATION



       5         Information About the Registrant      COMPARISON OF THE FUNDS AND THE SUCCESSOR FUNDS -
                                                       COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL
                                                       INVESTMENT STRATEGIES; COMPARISON OF THE FUNDS AND
                                                       THE SUCCESSOR FUNDS - COMPARISON OF FUND AND
                                                       SUCCESSOR FUND PERFORMANCE; COMPARISON OF THE FUNDS
                                                       AND THE SUCCESSOR FUNDS - COMPARISON OF ADVISORY AND
                                                       OTHER SERVICE ARRANGEMENTS AND FEES; COMPARISON OF
                                                       THE FUNDS AND THE SUCCESSOR FUNDS - COMPARISON OF
                                                       PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND OTHER
                                                       SHAREHOLDER TRANSACTIONS AND SERVICES

       6         Information About the Company Being   NOT APPLICABLE
                 Acquired

       7         Voting Information                    VOTING MATTERS - GENERAL INFORMATION; VOTING MATTERS -
                                                       SHAREHOLDER AND BOARD APPROVALS; VOTING MATTERS -
                                                       PRINCIPAL SHAREHOLDERS; VOTING MATTERS - QUORUM;
                                                       VOTING MATTERS - ANNUAL MEETINGS AND SHAREHOLDER
                                                       MEETINGS

       8         Interest of Certain Persons and       NOT APPLICABLE
                 Experts

       9         Additional Information Required for   NOT APPLICABLE
                 Reoffering by Persons Deemed to be
                 Underwriters




PART B
------

                                                       STATEMENT OF ADDITIONAL
ITEM NO.         ITEM CAPTION                          INFORMATION CAPTION
--------         ------------                          -------------------

      10         Cover Page                            COVER PAGE

      11         Table of Contents                     TABLE OF CONTENTS

      12         Additional Information About the      INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT
                 Registrant                            OF ADDITIONAL INFORMATION

      13         Additional Information About the      NOT APPLICABLE
                 Company Being Acquired

      14         Financial Statements                  EXHIBITS TO STATEMENT OF ADDITIONAL INFORMATION

    PART C
    ------

   ITEM NO.
   --------

     15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE INTO VARIOUS PARTS OF THIS REGISTRATION STATEMENT:

NATIONS FUND TRUST (THE "TRUST")

From Post-Effective Amendment No. 63 and Amendment No. 65 of the Trust's Registration Statement, filed July 30, 1999 (SEC File Nos. 2-97817; 811-4305):

         Prospectuses for the Investor A Shares of Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated August 1, 1999, as supplemented.

         Prospectuses for the Primary A Shares of Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated August 1, 1999, as supplemented.

         Statement of Additional Information for Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated August 1, 1999, as supplemented.

The audited financial statements and related independent accountants' reports for Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, contained in the Annual Report for the fiscal year ended March 31, 1999.

The unaudited financial statements for Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, contained in the Semi-Annual Report for the fiscal period ended September 30, 1999.

                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                              Charlotte, N.C. 28255
                             TELEPHONE: 800-xxx-xxxx

                                                                February 1, 2000

Dear Shareholder:

         On behalf of the Board of Trustees of Nations Fund Trust (the "Trust"), we are pleased to invite you to special meetings of shareholders of the Trust's Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund (each a "Fund" and together the "Funds") to be held at 10:00 a.m. (Eastern time) on April 21, 2000, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina (the "Meetings"). At the Meetings, you will be asked to approve the proposed reorganization (the "Reorganization") of your Fund into a designated mutual fund of the Trust.

         YOUR NEW MUTUAL FUND (AN "ACQUIRING FUND") WILL HAVE A GENERALLY SIMILAR INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT RISKS AS THOSE OF YOUR CURRENT FUND. There are, however, some differences between the Funds and the Acquiring Funds that will be discussed in the accompanying Combined Proxy Statement/Prospectus. The Reorganization will not result in any change to the investment adviser or sub-adviser who currently manage your Fund. In addition, the Reorganization will result in lower total operating expense ratios for certain Fund share classes, and the same total operating expense ratios for the other Fund share classes. In addition, the features and services that are available to you today will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

         Management proposed the Reorganization because the assets of each Fund have declined to levels that make it inefficient for them to continue to operate on a stand-alone basis. Because each Acquiring Fund is significantly larger than its corresponding Fund, combining your Fund with its Acquiring Fund will result in a mutual fund that will be able to spread its fixed costs over a much larger asset base. This could allow each Acquiring Fund to achieve economies of scale and other benefits that come from greater asset size, including potentially lower total operating expense ratios in the future.

         Accordingly, management, including the Board of Trustees of the Trust, believes that the proposed Reorganization should benefit Fund shareholders by, among other things:

         o Offering actual or potential reductions in total operating expense ratios for Fund shareholders; and

         o Offering shareholders the opportunity to remain invested in a generally similar mutual fund in the Nations Funds family.

         If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that your Fund would be reorganized into its corresponding Acquiring Fund on or about May 12, 2000, when your Fund shares would be exchanged for shares of equal value of the same class of shares of its Acquiring Fund. Lastly, the Reorganization is expected to be tax-free under federal law.

         THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

         The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. The proposed Reorganization and the reasons for the unanimous recommendation of the Trust's Board are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the proposal, please do not hesitate to contact the Trust at the toll-free number set forth above.

         We look forward to your attendance at the Meetings or receiving your Proxy Ballot(s) so that your shares may be voted at the Meetings.


                                 Sincerely,



                                 A. Max Walker
                                 President and Chairman of the Board of Trustees



         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) [XXX-XXXX]. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

-------------------------------------------------------------------------------------------------------
TWO QUICK AND EASY WAYS TO SUBMIT YOUR PROXY

As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY
STATEMENT/PROSPECTUS ("PROXY STATEMENT") select one of the following quick and easy methods to submit your proxy - ACCURATELY and QUICKLY.

VOTE ON-LINE                                           VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed PROXY STATEMENT and have your   1. Read the enclosed PROXY STATEMENT and have your
   PROXY BALLOT(S)* at hand.                            PROXY BALLOT(S)* at hand.
2. Go to Web site WWW.PROXYVOTE.COM                  2. Call toll-free 1-800-[XXX-XXXX].
3. Enter the 12-digit Control Number found on your   3. Enter the 12-digit Control Number found on your
   PROXY BALLOT(S).                                     PROXY BALLOT(S).
4. Submit your proxy using the easy-to-follow        4. Submit your proxy using the easy-to-follow
   instructions.                                        instructions.

* DO NOT MAIL THE PROXY BALLOT(S) IF SUBMITTING YOUR PROXY BY INTERNET OR
  TELEPHONE.
-------------------------------------------------------------------------------------------------------

                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                              Charlotte, N.C. 28255
                             TELEPHONE: 800-XXX-XXXX


                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD ON APRIL 21, 2000

To Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund Shareholders:

         PLEASE TAKE NOTE THAT special meetings of shareholders (the "Meetings") of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund of Nations Fund Trust (the "Trust"), will be held at 10:00 a.m., Eastern time, on April 21, 2000, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

         ITEM 1. A proposed Agreement and Plan of Reorganization, dated as of January 26, 2000 (the "Reorganization Agreement"), by the Trust, on behalf of Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Managed Index Fund and Nations SmallCap Index Fund. The Reorganization Agreement provides for the transfer of the assets and liabilities of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund to Nations Managed Index Fund and Nations SmallCap Index Fund, respectively, in exchange for shares of equal value of corresponding classes of such funds.

         ITEM 2. Such other business as may properly come before the Meetings or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus.

         YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on January 10, 2000 are entitled to notice of, and to vote at, the Meetings or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE TRUST'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: 1) FACSIMILE AT (704) [XXX-XXXX]; 2) BY DIALING (800) [XXX-XXXX]; OR 3) ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                                            By Order of the Board of Trustees,



                                            Richard H. Blank, Jr.
                                            Secretary and Treasurer


February 1, 2000

                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated February 1, 2000

                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                                 1-800-xxx-xxxx

         This Combined Proxy Statement/Prospectus ("Proxy/Prospectus") is furnished in connection with the solicitation of proxies by the Board of Trustees of Nations Fund Trust (the "Trust") at Special Meetings of Shareholders of the Trust's Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund to be held April 21, 2000 at 10:00 a.m. (Eastern time) at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina. These Special Meetings and any adjournment(s) are referred to as the "Meetings." The Meetings have been called to consider the following proposal:

         o To approve a proposed Agreement and Plan of Reorganization, dated as of January 26, 2000 (the "Reorganization Agreement"), by the Trust, on behalf of Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Managed Index Fund and Nations SmallCap Index Fund. The Reorganization Agreement provides for the transfer of the assets and liabilities of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund to Nations Managed Index Fund and Nations SmallCap Index Fund, respectively, in exchange for shares of equal value of corresponding classes of such funds.

         If the Reorganization Agreement is approved, (i) a shareholder of a class of shares of Nations Managed Value Index Fund ("Managed Value Index Fund") will become a shareholder of the same class of shares of Nations Managed Index Fund ("Managed Index Fund"); and (ii) a shareholder of a class of shares of the Nations Managed SmallCap Value Index Fund ("Managed SmallCap Value Index Fund") will become a shareholder of the same class of shares of Nations SmallCap Index Fund ("SmallCap Index Fund"). Throughout this Proxy/Prospectus, the Managed Value Index Fund and Managed SmallCap Value Index Fund are each referred to as a "Fund," and together as the "Funds." Similarly, the Managed Index Fund and SmallCap Index Fund are each referred to as a "Acquiring Fund," and together as the "Acquiring Funds."

         Specifically, the Reorganization Agreement provides for the transfer of the assets and liabilities of each Fund to each corresponding Acquiring Fund in exchange for shares of equal value of corresponding classes of such Acquiring Fund (the "Reorganization"). This means that after the closing of the Reorganization (which is currently expected to be on or about May 12, 2000), you will be an Acquiring Fund shareholder.

         While the Acquiring Funds will have a generally similar investment objective, principal investment strategies and investment risks as those of the Funds, there are some differences which are discussed in this Proxy/Prospectus.

         Additional information about the Funds is available in their:

         o  Prospectuses;
         o  Statement of Additional Information, or SAI; and
         o  annual and semi-annual reports to shareholders.

         All of this information is in documents filed with the United States Securities and Exchange Commission (the "SEC"). The audited financial statements contained in the annual reports, and the unaudited financial statements contained in the semi-annual reports, are legally deemed to be part of this Proxy/Prospectus and are incorporated by reference. The annual and semi-annual reports to shareholders for the fiscal year ended March 31, 1999 and fiscal period ended September 30, 1999, respectively, have previously been mailed to Fund shareholders.

Additional copies are available without charge by writing the address given above or by calling 1-800-xxx-xxxx. Documents also are available on the website of the SEC at www.sec.gov.

         It is expected that this Proxy will be mailed to shareholders on or about February 1, 2000.

         THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION. NOR HAS THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE FUNDS AND THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE FUNDS AND THE ACQUIRING FUNDS IS STEPHENS INC.

                                TABLE OF CONTENTS

SUMMARY.................................................................................................
         Fee Tables.....................................................................................
         Overview of the Reorganization.................................................................
         Overview of the Funds and Acquiring Funds......................................................
         Principal Risk Factors.........................................................................

THE REORGANIZATION......................................................................................
         Description of the Reorganization Agreement....................................................
         Reasons for the Reorganization Agreement.......................................................
         Board Consideration............................................................................
         Federal Income Tax Considerations..............................................................
         Capitalization.................................................................................

COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS.........................................................
         Comparison of Investment Objective and Principal Investment Strategies.........................
         Comparison of Fund and Acquiring Fund Performance..............................................
         Comparison of Advisory and Other Service Arrangements and Fees.................................
         Comparison of Purchase, Redemption and Exchange Policies and Other Shareholder
         Transactions and Services......................................................................

VOTING MATTERS..........................................................................................
         General Information............................................................................
         Shareholder and Board Approvals................................................................
         Principal Shareholders.........................................................................
         Quorum.........................................................................................
         Annual Meetings and Shareholder Meetings.......................................................

ADDITIONAL INFORMATION ABOUT THE TRUST..................................................................

FINANCIAL STATEMENTS....................................................................................

OTHER BUSINESS..........................................................................................

SHAREHOLDER INQUIRIES...................................................................................

APPENDICES

     I.      EXPENSE SUMMARIES OF THE FUNDS
     II.     COMPARISON OF PERFORMANCE OF THE FUNDS
     III.    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                     SUMMARY

         The following is an overview of the proposed Reorganization. More complete information about the Reorganization is contained throughout the Proxy/Prospectus.

         FEE TABLES

         The following table shows, as of October 31, 1999: (i) the current annualized total operating expense ratios of the Funds (before and after fee waivers and/or expense reimbursements); and (ii) the PRO FORMA annualized total operating expense ratios of the corresponding Acquiring Funds (before and after fee waivers and/or expense reimbursements) based upon the fee arrangements that will be in place upon consummation of the Reorganization.

         The table shows that the total operating expense ratios of the Funds (absent fee waivers and/or expense reimbursements) are significantly higher than those of the Acquiring Funds.

         The table also shows that, on a PRO FORMA basis, the SmallCap Index Fund's total operating expense ratios (after fee waivers and/or expense reimbursements) are lower than those of the corresponding Managed SmallCap Value Index Fund, and that the Managed Index Fund's total operating expense ratios (after waivers and/or expense reimbursements) are equal to those of the Managed Value Index Fund. Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix I.

                            TOTAL EXPENSE INFORMATION

----------------------------------------- --------------------------------------- --------------------------------------
                                                                 TOTAL
                        TOTAL                                    OPERATING
                        OPERATING                                EXPENSES         TOTAL OPERATING        PRO FORMA
                        EXPENSES                                 CORRESPONDING    COMBINED FUND/         EXPENSES
                        BEFORE/AFTER      ACQUIRING              BEFORE/AFTER     SHARE CLASS POST-      BEFORE/AFTER
FUND/SHARE CLASS        WAIVERS           FUND/SHARE CLASS       WAIVERS          REORGANIZATION         WAIVERS
----------------------------------------- --------------------------------------- --------------------------------------
Managed Value Index Fund                   Managed Index Fund                      Managed Index Fund
       Primary A Shares  3.86%/0.50%              Primary A Shares    0.73%/0.50%         Primary A Shares   0.73%/0.50%
       Investor A Shares 4.11%/0.75%              Investor A Shares   0.98%/0.75%         Investor A Shares  0.98%/0.75%


----------------------------------------- --------------------------------------- --------------------------------------
Managed  SmallCap Value Index Fund         Managed SmallCap Index Fund*            SmallCap Index Fund
       Primary A Shares  4.83%/0.50%              Primary A Shares    0.82%/0.50%         Primary A Shares   0.81%/0.40%
       Investor A Shares 5.08%/0.75%              Investor A Shares   1.07%/0.75%         Investor A Shares  1.06%/0.65%
----------------------------------------- --------------------------------------- --------------------------------------

         *SPECIAL NOTE FOR SHAREHOLDERS OF MANAGED SMALLCAP VALUE INDEX FUND - The Reorganization contemplates the reorganization of Managed SmallCap Value Index Fund into SmallCap Index Fund. As of the date of this Proxy/Prospectus, the SmallCap Index Fund is operating with a different name, investment objective and principal strategies. However, on or before the closing of the Reorganization (which is expected to be on May 12, 2000), the Nations Managed SmallCap Index Fund will be re-named the SmallCap Index Fund, and will have the investment objective, principal investment strategies and investment risks described in this Proxy/Prospectus.

         OVERVIEW OF THE REORGANIZATION

         The Reorganization Agreement provides for: (1) the transfer of all of the assets and liabilities of each Fund to an Acquiring Fund in exchange for shares of corresponding classes of the Acquiring Fund of equal value; and (2) the distribution of the Acquiring Fund shares to the shareholders of the Fund in liquidation of that Fund. The Reorganization is subject to a number of conditions, including approval by Fund shareholders. The Reorganization generally refers to the proposed reorganization of both Funds. However, the reorganization of each Fund is exclusive of the other--that is only the Fund(s) whose shareholders approve the Reorganization will be reorganized.

         The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of the shares in the Reorganization. As a result of the proposed Reorganization, a Fund shareholder will become a shareholder of the Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on May 12, 2000, or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization-Description of the Reorganization Agreement."

         OVERVIEW OF THE FUNDS AND ACQUIRING FUNDS

         Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Funds are generally similar to those of the Acquiring Funds. Each Fund seeks, over the long term, to provide a total return to investors that (before fees and expenses) exceeds the total return of a certain index by investing primarily in the common stocks that are included in the respective index (except with respect to the SmallCap Index Fund, which seeks to provide a total return to investors that (before fees and expenses) corresponds to the total return of an index).

         However, there are some important differences. For example, (i) the Funds are managed utilizing a "value" investment strategy whereas the Acquiring Funds' strategy does not focus on "value" stocks; (ii) the Funds invest in a smaller universe of stocks than do the corresponding Acquiring Funds; and (iii) the Managed SmallCap Value Index Fund is proposed to be reorganized into the SmallCap Index Fund, which is an unmanaged index mutual fund. For additional information about the similarities and differences between the investment objective and strategies of the Funds, see "Comparison of the Funds and the Acquiring Funds--Comparison of Investment Objective and Principal Investment Strategies."

         Service Providers. The Funds and the Acquiring Funds have the same investment adviser, investment sub-adviser and other service providers, as discussed under "The Reorganization--Comparison of Advisory and Other Service Arrangements and Fees."

         Purchase, Redemption and Other Procedures. The purchase, redemption, dividend, exchange and other policies and procedures of the share classes of the Funds are identical to those of the corresponding share classes of the Acquiring Funds. For more information concerning these policies and procedures, see "The Reorganization--Comparison of Purchase, Redemption and Exchange Policies and other Shareholder Transactions and Services."

         Federal Income Tax Consequences. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Funds, the Acquiring Funds or their respective shareholders. The sale of securities by the Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gain distribution prior to the Reorganization. See "The Reorganization Agreement--Federal Income Tax Considerations" for additional information. Each Fund and Acquiring Fund intends to continue to qualify, as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Funds and the Acquiring Funds have been, and expect to continue to be, relieved of federal income tax liability.

         PRINCIPAL RISK FACTORS

         Because of the general similarities in investment objective, strategies and limitations of the Funds and the Acquiring Funds, investments in the Acquiring Funds will generally involve risks that are similar to those of the Funds, although there are some important differences that a shareholder should consider. Both similar and different risks of the Funds and the Acquiring Funds are discussed below.

         Similar Risks.

         INVESTMENT STRATEGY RISK. The Managed Index, Managed Value Index and Managed SmallCap Value Index Funds are actively managed. Accordingly, each Fund's management team chooses stocks, pursuant to the Fund's investment objective, that it believes have the potential for higher growth. There is a risk that the value of these investments will not rise as high as the management team expects, or will fall. Equally, although the SmallCap Index Fund is not actively managed, there is the risk that the value of its investments will not rise as high as an investor might expect, or will fall.

         SMALL COMPANY RISK. The Managed SmallCap Value Index Fund and the SmallCap Index Fund invest in Stocks of smaller companies, which tend to have greater price swings than stocks of larger companies for many reasons, including that they trade less frequently and in lower volumes.

         STOCK MARKET RISK. Each Fund and its Acquiring Fund invests in common stocks. The value of the stocks the Funds and Acquiring Funds hold can be affected by exchanges in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

         FUTURES RISK. The Funds and Acquiring Funds may use futures contracts to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase volatility.

         Different Risks.

         INVESTMENT STRATEGY RISK. The Managed SmallCap Value Index Fund is an "actively managed" mutual fund whereas the SmallCap Index Fund is not. Accordingly, for the Managed SmallCap Value Index Fund, the team chooses stocks, pursuant to the Fund's investment objective and principal investment strategies that it believes will enable the Fund to exceed the return of its benchmark index. However, for both the Managed SmallCap Value Index Fund and the SmallCap Index Fund, there is a risk that the value of their investments will not rise as high as the team expects, or will fall.

         DIVERSIFICATION RISK. The Acquiring Funds, because they are not limited to investing only in so-called "value" stocks, hold roughly twice as many stocks as the Funds. The broader holdings of the Acquiring Funds translate to greater diversification and, therefore, potentially less risk.

         For a more complete description of the Funds' and the Acquiring Funds' investment strategies and restrictions, see the Funds' Prospectuses and Statements of Additional Information.

                               THE REORGANIZATION

         DESCRIPTION OF THE REORGANIZATION AGREEMENT

         The Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for (i) the transfer of all of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of equal value of corresponding classes of the Acquiring Funds; and (ii) the distribution of such Acquiring Funds' shares to shareholders of the Funds in liquidation of the Funds. The completion of the Reorganization is conditioned upon the Trust receiving an opinion from counsel that the exchange contemplated under the

Reorganization will be tax-free under federal law. The Reorganization Agreement includes a number of other conditions for completion of the Reorganization, sets forth representations and warranties of the parties and describes the mechanics of the transaction.

         The Reorganization Agreement also provides that the Reorganization may be abandoned at any time before the Closing upon the mutual consent of a Fund and its Acquiring Fund. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of the Fund: (i) the parties may, by written agreement authorized by the Trust's Board of Trustees and with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement; and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver is to be in writing and authorized by the Trust's Board of Trustees with or without the approval of such party's shareholders).

         Upon completion of the Reorganization, all outstanding shares of the Funds will be canceled Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Acquiring Funds distributed to the former shareholders of the Funds.

         Finally, the Reorganization provides that Banc of America Advisors, Inc. ("BAAI") or its affiliates will bear all customary expenses associated with the Reorganization.

         A copy of the Reorganization Agreement is available at no charge by calling or writing the Trust at the toll-free telephone number or address listed on the first page of the Proxy/Prospectus. Copies of the Reorganization Agreement also are available at the SEC's website (www.sec.gov).

         REASONS FOR THE REORGANIZATION

         The primary reason for the Reorganization relates to the long-term viability of the Funds. The prospects for each Fund's long-term viability, including the maintenance of stable and competitive expense ratios, are low because its small asset size and the belief that Fund assets are unlikely to increase given current investor perceptions with respect to "value" style investing as applied to enhanced-index mutual funds. Management believes that the interests of the shareholders of the Funds would likely be better served if the Funds participated in the Reorganization, thereby enabling shareholders to own shares of an Acquiring Fund with significantly higher assets (and correspondingly, potentially longer viability) of each Fund, while allowing Fund shareholders to remain invested in a similar mutual fund in the Nations Funds family. If the Funds were to continue to operate at their current low asset levels, it is likely that the increased expense involved in operating the Funds would eventually be passed on to Fund shareholders, thereby making an investment in the Funds more expensive and potentially reducing shareholder returns.

         Accordingly, management, including the Board of Trustees of the Trust, believes that the proposed Reorganization should benefit Fund shareholders by, among other things:

         o Offering actual or potential reductions in total operating expense ratios for Fund shareholders; and

         o Offering shareholders the opportunity to remain invested in a generally similar mutual fund in the Nations Funds family.

         BOARD CONSIDERATION

         The Trust's Board of Trustees unanimously voted to approve the Reorganization Agreement at a meeting held on December 9, 1999. During its deliberations, the Board of Trustees (with the advice and assistance of its counsel) reviewed and considered, among other things: (1) the potential effect of the Reorganization on the shareholders of the Funds; (2) the long-term viability of the Funds given their current asset levels and their ability to attract additional assets given current investor perceptions with respect to "value" style investing and industry trends with respect to managed or enhanced index investment products; (3) the option of liquidating the Funds; (4) the investment advisory and other fees paid by the Funds, and the historical and projected expense ratios for the Funds, as compared with those of the Acquiring Funds and industry peer groups; (5) the expected cost-savings for certain of the Funds' shareholders; (6) the investment objective, principal investment strategies and limitations of the Funds and their relative compatibility with those of the Acquiring Funds, (7) the historical investment performance records of the Funds and the Acquiring Funds;
(8) the fact that Fund shareholders would experience no change in shareholder services with respect to their class of shares; (9) the terms and conditions of the Reorganization Agreement; (10) the anticipated tax-free nature of the exchange of shares in the Reorganization; (11) potential benefits of the Reorganization, if any, to other persons, including BAAI and its affiliates. The Board also considered BAAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap. It also was noted that BAAI or an affiliate would assume all customary expenses associated with the Reorganization.

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of the Trust, including all of the non-interested trustees, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the Funds and the Acquiring Funds, and that neither the shares of the Funds nor the Acquiring Funds would be diluted as a result of the Reorganization.

         THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

         FEDERAL INCOME TAX CONSIDERATIONS

         Each Fund and Acquiring Fund has qualified, and intends to continue to qualify, as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund has been, and expects to continue to be, relieved of federal income tax liability.

         Consummation of the Reorganization with respect to each Fund and Acquiring Fund is subject to the condition that the Trust receive an opinion from Morrison & Foerster LLP, based upon representations made in certificates provided by the Trust, in a form reasonably satisfactory to the Trust, and dated as of the Closing date substantially to the effect that, for federal income tax purposes, each Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each Fund and its corresponding Acquiring Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code, with respect to the Reorganization.

         The opinion of Morrison & Foerster LLP with respect to federal income tax consequences described above will be based upon facts, representations and assumptions set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Trust. These representations include factual representations to be made in certificates delivered to Morrison & Foerster LLP by the management of the Trust. If any of these representations are not correct in certain material respects, the conclusions reached by Morrison & Foerster LLP in their opinion may be jeopardized. In such a case, the Reorganization might not constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and, accordingly, the Funds and their shareholders might have adverse tax consequences, including the taxable receipt of shares of the Acquiring Fund and a new holding period in such shares. However, the Trust believes that this possibility is remote and that the exchange of Fund shares for Acquiring Fund shares is expected to be tax-free under federal income tax law.

         The Trust has not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

         CAPITALIZATION

         The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund and its acquiring Fund. This information is generally referred to as the "capitalization" of each Fund. The term "PRO FORMA capitalization" means the expected capitalization of the Acquiring Funds after they have combined with the Funds, I.E., as if the Reorganization had already occurred.

         These capitalization tables are based on figures as of October 31, 1999. The ongoing investment performance and daily share purchase and redemption activity of each Fund affects capitalization. Therefore, the capitalization of each Fund on the Closing Date may vary from the capitalization shown in the following table.

 Current and PRO FORMA Capitalization Table For the Managed Value Index Fund and the Managed Index
                                    Fund as of October 31, 1999

---------------------------- -------------------------- ---------------------- -----------------------
                                                                                  NET ASSET VALUE
                                 TOTAL NET ASSETS        SHARES OUTSTANDING          PER SHARE
---------------------------- -------------------------- ---------------------- -----------------------
Managed Value Index Fund            $4,211,413                 367,746                 $11.45
                                (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                   $645,454,029                227,240                 $11.46
                                (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
---------------------------- -------------------------- ---------------------- -----------------------
Managed Index Fund                 $645,454,029              31,637,445                $20.40
                                (Primary A Shares)       ( Primary A Shares)     (Primary A Shares)
                                    $54,268,028               2,659,920                $20.40
                                (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
---------------------------- -------------------------- ---------------------- -----------------------
PRO FORMA Managed Index Fund       $649,665,442              31,843,887                $20.40
                                (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                    $56,873,059               2,787,618                $20.40
                                (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
---------------------------- -------------------------- ---------------------- -----------------------

Current and PRO FORMA Capitalization Table For the Managed SmallCap Value Index Fund and the SmallCap
                               Index Fund as of October 31, 1999

----------------------------------------- -------------------------- ---------------------- -----------------------
                                                                                               NET ASSET VALUE
                                              TOTAL NET ASSETS        SHARES OUTSTANDING          PER SHARE
----------------------------------------- -------------------------- ---------------------- -----------------------
Managed SmallCap Value Index Fund                $3,281,135                 341,207                 $9.62
                                             (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                                 $1,771,080                 184,093                 $9.62
                                             (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
----------------------------------------- -------------------------- ---------------------- -----------------------
SmallCap Index Fund                             $189,698,315              16,115,599                $11.77
                                             (Primary A Shares)       ( Primary A Shares)     (Primary A Shares)
                                                 $8,687,827                 738,798                 $11.76
                                             (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
----------------------------------------- -------------------------- ---------------------- -----------------------
PRO FORMA  SmallCap Index Fund                  $192,979,450              16,394,370                $11.77
                                             (Primary A Shares)       (Primary A Shares)      (Primary A Shares)
                                                 $10,458,907                889,400                 $11.76
                                             (Investor A Shares)      (Investor A Shares)    (Investor A Shares)
----------------------------------------- -------------------------- ---------------------- -----------------------


         The Acquiring Funds' financial highlights can be found in their Prospectuses, Statements of Additional Information, which are incorporated by reference in this Proxy/Prospectus.

                 COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS

     COMPARISON OF INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

         The investment objective and principal investment strategies of the Funds and the Acquiring Funds are generally similar. The chart below compares these aspects of each Fund and its corresponding Acquiring Fund. Additional information about each Fund's investment objective and principal investment strategies is contained in its Prospectus and Statement of Additional Information.

         Managed Value Index Fund and Managed Index Fund

         The Managed Value Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's/BARRA Value Index ("S&P/BARRA Value Index"). The Managed Index Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500, composite Index (S&P 500).

         The primary difference between the Managed Value Index Fund and the Managed Index Fund is that the Managed Value Index Fund pursues its objective by using a "value" style of investing.

         Both mutual funds are actively managed. When selecting investments for these funds, the team starts with the stocks included on the S&P/BARRA Value Index (in the case of the Managed Value Index Fund), or the S&P 500 (in the case of the Managed Index Fund). The team then ranks the attractiveness of each stock on the relevant index using a quantitative analysis, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. Each stock is assigned a ranking from 1 to 10 (best to worst). The Funds will hold a slightly higher percentage of attractively ranked stocks than the relevant index and hold a lower percentage--or none--of a less attractively ranked stock.

         Because the Managed Index Fund tries to maintain a portfolio that matches the S&P 500, it has a broader and more diverse portfolio than the Managed Value Index Fund because it invests in a larger pool of stocks.

----------- ----------------------------------------------- ---------------------------------------------
              MANAGED VALUE INDEX FUND                        MANAGED INDEX FUND
                                                              (ACQUIRING FUND)
----------- ----------------------------------------------- ---------------------------------------------
Investment    The Managed Value Index Fund seeks, over        The Managed Index Fund seeks, over the
Objective:    the long term, to provide a total return        long term, to provide a total return that
              that (before fees and expenses) exceeds the     (before fees and expenses) exceeds the
              total return of the S&P/BARRA Value Index.      total return of the S&P 500.

----------- ----------------------------------------------- ---------------------------------------------
Investment    The Managed Value Index Fund normally           The Managed Index Fund normally invests
Policies:     invests at least 80% of its assets in           at least 80% of its assets in common
              common stocks that are included in the          stocks that are included in the S&P 500.
              S&P/BARRA Value Index.

              The management team tries to maintain a         The management team tries to maintain a
              portfolio that matches the industry and         portfolio that matches the industry and
              risk characteristics of the S&P/BARRA Value     risk characteristics of the S&P 500.  The
              Index.  The team will, from time to time,       team will, from time to time, vary the
              vary the number and percentages of the          number and percentages of the Fund's
              Fund's holdings to try to provide higher        holdings to try to provide higher returns
              returns than the S&P/BARRA Value Index          than the S&P 500 and to reduce the risk
              while reducing the risk of underperforming      of underperforming the index over time.
              the index over time.

              The Fund usually holds 100 to 200 of the        The Fund usually holds 300 to 400 of the
              stocks included in the S&P/BARRA Value          stocks included in the S&P 500.
              Index.

              The Fund may invest in securities that are      The Fund may invest in securities that are
              not part of its principal investment            not part of its principal investment
              strategies, but it will not hold more than      strategies, but it will not hold more than
              10% of its assets in any one type of these      10% of its assets in any one type of these
              securities. These securities are described      securities. These securities are described
              in the SAI.                                     in the SAI.

              The Fund may also invest in financial           The Fund may also invest in financial
              futures traded on U.S. exchanges.               futures traded on U.S. exchanges.
----------- ----------------------------------------------- ---------------------------------------------


         Managed SmallCap Value Index Fund and SmallCap Index Fund

         The Managed SmallCap Value Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's/BARRA SmallCap Value Index ("S&P/BARRA SmallCap Value Index"). The Managed SmallCap Index Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600.

         One primary difference between the Managed SmallCap Value Index Fund and the SmallCap Index Fund is that the Managed SmallCap Value Index Fund pursues its objective by using a "value" style of investing.

         The second primary difference is that the Managed SmallCap Value Index Fund is actively managed whereas the SmallCap Index Fund is not. This difference relates to whether the team actively picks stocks for a fund versus passively buying stocks seeking to replicate an index. In the case of the Managed SmallCap Value Index Fund, the team will actively select stocks for the Fund. When selecting investments for the Fund, the team starts with the stocks included on the S&P/BARRA SmallCap Value Index. The team then ranks the attractiveness of each stock on the S&P/BARRA SmallCap Value Index using a quantitative analysis, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price.

Each stock is assigned a ranking from 1 to 10 (best to worst). The Fund will hold a slightly higher percentage of attractively ranked stocks than the relevant index and hold a lower percentage--or none--of a less attractively ranked stock.

         The SmallCap Index Fund, on the other hand, is passively managed. For this Fund, the team tries to maintain a portfolio that matches the S&P SmallCap
600. Accordingly, it has a broader and more diverse portfolio than the Managed SmallCap Value Index Fund because it invests in a larger pool of stocks.

---------- ----------------------------------------------- -------------------------------------------------
                MANAGED SMALLCAP VALUE INDEX FUND               MANAGED SMALLCAP INDEX FUND
                                                                (ACQUIRING FUND)
---------- ----------------------------------------------- -------------------------------------------------
Investment      The Managed SmallCap Value Index Fund           The Managed SmallCap Index Fund seeks,
Objective:      seeks, over the long term, to provide a         over the long term, to provide a total
                total return that (before fees and              return than (before fees and expenses)
                expenses) exceeds the total return of           corresponds to the total return of the
                the S&P/BARRA SmallCap Value Index.             S&P SmallCap 600.
---------- ----------------------------------------------- -------------------------------------------------
Investment      The Managed SmallCap Value Index Fund           The Managed SmallCap Index Fund normally
Policies:       normally invests at least 80% of its            invests at least 80% of its assets in
                assets in common stocks that are                common stocks that are included in the S&P
                included in the S&P/BARRA SmallCap Value        SmallCap 600.
                Index.

                The management team tries to maintain a         The management team tries to maintain a
                portfolio that matches the industry and         portfolio that matches the industry and
                risk characteristics of the S&P/BARRA           risk characteristics of the S&P SmallCap
                SmallCap Value Index.  The team will,           600.  The team will, from time to time,
                from time to time, vary the number and          vary the number and percentages of the
                percentages of the Fund's holdings to           Fund's holdings to try to provide higher
                try to provide higher returns than the          returns than the S&P SmallCap 600 while
                S&P/BARRA SmallCap Value Index while            reducing the risk of underperforming the
                reducing the risk of underperforming the        index over time.
                index over time.

                The Fund usually holds 200 to 300 of the        The Fund usually holds 400 to 500 of the
                stocks.                                         stocks included in the S&P SmallCap 600.

                The Fund may invest in securities that          The Fund may invest in securities that are
                not part of its principal investment            not part of its principal investment
                strategies, but it will not hold more than      strategies, but it will not hold more than
                10% of its assets in any one type of these      10% of its assets in any one type of these
                securities. These securities are                securities. These securities are
                described in the SAI.                           described in the SAI.

                The Fund may also invest in financial           The Fund may also invest in financial
                futures traded on U.S. exchanges.               futures traded on U.S. exchanges.
--------------------------------------------------------- -------------------------------------------------

         COMPARISON OF FUND AND ACQUIRING FUND PERFORMANCE

         For a comparison of the performance and volatility of the Primary A and Investor A share classes of the Funds and their corresponding Acquiring Funds, see Appendix II. Of course, a Fund's or Acquiring Fund's past performance is no guarantee of how it will perform in the future.

         COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES

         The Funds and the Acquiring Funds' have the same service providers. Upon completion of the Reorganization, these service providers will continue to serve the Acquiring Funds in the capacities indicated below.

            SERVICE PROVIDERS FOR THE FUNDS AND THE ACQUIRING FUNDS

Investment Adviser                  BAAI

Investment Sub-Adviser              Banc of America Capital
                                    Management, Inc. ("BACAP")

Distributor                         Stephens Inc. ("Stephens")

Co-Administrator                    BAAI

Co-Administrator                    Stephens

Sub-Administrator                   The Bank of New York

Custodian                           The Bank of New York

Transfer Agent                      PFPC Inc.

Sub-Transfer Agent                  Bank of America, N.A. ("Bank of
                                    America") (for Primary A shares only)

Independent Accountants             PricewaterhouseCoopers LLP

         Investment Advisory Services. BAAI serves as the investment adviser for each Fund. Each Fund pays an advisory fee, computed daily and paid monthly, to BAAI based on each Fund's average daily net assets. Currently, the maximum advisory fee rate for both the Funds is 0.40%. The maximum advisory fee rate for the Acquiring Funds is also 0.40%. BACAP is the investment sub-adviser for each Fund. BAAI pays BACAP sub-advisory fees, computed daily and paid monthly, at the maximum annual rate of 0.10% of the Funds' and Acquiring Funds' average daily net assets. Both BAAI and BACAP are registered investment advisers and wholly-owned subsidiaries of Bank of America. Currently managing more than $90 billion, BAAI and BACAP have over 200 institutional clients and advise and/or sub-advise more than 70 mutual funds in the Nations Funds family.

         The following table shows the contractual investment advisory fee ratios, both before and after waivers for the Funds and their Acquiring Funds (as of October 31, 1999).

                       INVESTMENT ADVISORY FEE INFORMATION

----------------------------------------------  --------------------------------------------
FUND                      ADVISORY FEES         ACQUIRING FUND       PRO FORMA ADVISORY FEES
                          BEFORE/AFTER WAIVERS  BEFORE/              AFTER WAIVERS
----------------------------------------------  --------------------------------------------
Managed Value Index Fund                        Managed Index Fund
       Advisory Fee        0.40%/0.00%                 Advisory Fee     0.40%/0.17%

Managed SmallCap Value Index Fund               SmallCap Index Fund
       Advisory Fee        0.40%/0.00%                 Advisory Fee     0.40%/0.05%
----------------------------------------------  --------------------------------------------

         Administration Services. Stephens and BAAI are the co-administrators for the Funds and Acquiring Funds. Stephens and BAAI provide the Funds with administrative services, including, among other things, general supervision of the Funds' non-investment operations, preparation of proxy statements and shareholder reports and general supervision of data completion in connection with preparing periodic reports to the Board of Trustees and officers of Nations Funds. For these services and the assumption of expenses, Stephens and BAAI are entitled to a monthly fee, in the aggregate, at the annual rate of 0.23% of the Funds' average daily net assets.

         Distribution and Shareholder Servicing Arrangements. Shares of the Funds and Acquiring Funds are distributed by Stephens, a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act"). Pursuant to the Funds' combined distribution and shareholder servicing plans adopted pursuant to Rule 12b-1 under the Act by certain classes of the Funds, each Fund may compensate Stephens for any activities or expenses primarily intended to result in the sale of such Fund's shares, including sales related services provided by banks, broker/dealers or other financial institutions ("Selling Agents") that have entered into a sales support agreement with Stephens. In addition, each Fund may compensate or reimburse broker/dealers, banks and other financial institutions ("Servicing Agents") which provide shareholder support services to their customers who own shares of a Fund. The Trust has adopted identical distribution and shareholder servicing plans for the corresponding classes within the Funds as follows:

         PRIMARY A SHARES. Primary A Shares of the Funds are not subject to any distribution or shareholder servicing fees and, accordingly, have not adopted any related plans.

         INVESTOR A SHARES. The Funds and Acquiring Fund have each adopted a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares. This shareholder servicing and distribution plan provides that each Fund may pay Stephens, Selling Agents that have entered into a sales support agreement with Stephens, or servicing agents that have entered into a Shareholder Servicing Agreement with the Funds up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of the Funds.

         COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES

         While the Primary A and Investor A shares of the Funds will have, immediately before the Reorganization, the exact same sales load structure as the Primary A and Investor A shares of the Acquiring Funds, immediately after the Reorganization, no sales charge will be charged in connection with the exchange of shares in the Reorganization. In addition, the purchase, redemption, exchange, dividend, shareholder transaction and other policies and procedures of the Primary A and Investor A shares of the Funds will have, immediately before the Reorganization, the identical purchase, redemption, exchange, dividend, shareholder transaction and other policies and procedures as the Primary A and Investor A shares of the Acquiring Funds, immediately after the Reorganization.

                                 VOTING MATTERS

         GENERAL INFORMATION

          This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Board of Trustees of the Trust. It is expected that the solicitation of proxies will be primarily by mail. OFFICERS AND SERVICE CONTRACTORS OF THE TRUST ALSO MAY SOLICIT PROXIES BY TELEPHONE OR OTHERWISE. [In this connection, the Trust has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization.] Shareholders may submit their proxy (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) xxx-xxxx; or (3) by touch-tone voting at
(800) xxx-xxxx; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meetings and voting in person.

         [Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by BAAI or its affiliates.]

         Only shareholders of record at the close of business on January 10, 2000 will be entitled to vote at the Meetings. On that date, the following shares were outstanding and entitled to be voted.


FUND                                  SHARES ENTITLED TO VOTE
----                                  -----------------------

MANAGED INDEX FUND ...............................xx.

SMALLCAP INDEX FUND ..............................xx.

         Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meetings by the Funds' shareholders pursuant to the Trust's Declaration of Trust and Code of Regulations, and was unanimously approved by the Trust's Board of Trustees at a meeting held on December 9, 1999. The Reorganization Agreement must be approved by a majority of the shares of each Fund present and voting at the Meetings.

         The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than both of the Funds, the failure of one Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to the other Fund. It is possible that a majority of one Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of the shareholders of the other Fund do not approve the Reorganization. In such a case, the Fund whose shareholders approved the Reorganization Agreement will be reorganized pursuant to the terms of the Reorganization Agreement. The Board of Trustees will contemplate what further action is appropriate should one or both of the Funds not approve the Reorganization Agreement.

         The vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

         PRINCIPAL SHAREHOLDERS. As of January 10, 2000, the officers and Trustees of the Trust as a group owned or controlled less than 1% of any Fund. The table below shows the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of a Fund and/or Acquiring Fund as of January 10, 2000.

                        CLASS; AMOUNT                                PERCENTAGE
            NAME AND    OF SHARES OWNED;    PERCENTAGE   PERCENTAGE    OF FUND
FUND        ADDRESS     TYPE OF OWNERSHIP    OF CLASS      OF FUND  POST-CLOSING
----        -------     -----------------    --------      -------  ------------

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

         QUORUM. In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by one or more of the Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meetings without notice except announcement at the Meetings. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meetings in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one Fund (but not the other Fund) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Fund.

         A quorum is constituted with respect to a Fund by the presence in person or by proxy of the holders of more than one-half of the outstanding shares of a Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. The Trust presently does not hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

                     ADDITIONAL INFORMATION ABOUT THE TRUST

         Additional information about the Funds is included in their Prospectuses and Statements of Additional Information dated August 1, 1999, as supplemented, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Proxy/Prospectus. The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of the Trust listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a web site (www.sec.gov) that contains reports, other information and proxy statements filed by the Trust.

         Officers of the Trust are elected by, and serve at the pleasure of, the Board of Trustees. Officers of the Trust receive no remuneration from the Trust for their services in such capacities.

         Information included in this Proxy/Prospectus concerning the Trust was provided by the Trust.

                              FINANCIAL STATEMENTS

         The audited financial statements and financial highlights for shares of the Funds for the annual period ended March 31, 1999 are incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Funds for the semi-annual period ended September 30, 1999 are incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus.

         The annual financial statements and financial highlights of the Funds for the year ended March 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.


                                 OTHER BUSINESS

         The Trust's Board of Trustees knows of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Trust in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

         THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS MARCH 31, 1999 ANNUAL REPORT, OR SEPTEMBER 30, 1999 SEMI-ANNUAL REPORT, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NATIONS FUND TRUST, ONE BANK OF AMERICA PLAZA, 101 SOUTH TRYON STREET, CHARLOTTE, N.C. 28255 OR BY TELEPHONE AT 1-800-XXX-XXX.

                                   APPENDIX I

        EXPENSE SUMMARIES OF THE MANAGED VALUE INDEX FUND, MANAGED INDEX FUND, MANAGED SMALLCAP VALUE INDEX FUND AND SMALLCAP INDEX FUND

                 -----------------------------------------------

         The following tables (a) compare the fees and expenses as of October 31, 1999, for each class of the Funds and the corresponding class of the Acquiring Funds, and (b) show the estimated fees and expenses for the combined Fund on a PRO FORMA basis after giving effect to the reorganization. The Funds' total expense ratios reflect limitations that management has put in place as of October 31, 1999. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown.

         The Reorganization contemplates the reorganization of the Managed SmallCap Value Index Fund into the SmallCap Index Fund. As of the date of this Proxy/Prospectus, the SmallCap Index Fund is operating under a different name, investment objective and principal investment strategies. Accordingly, the current fees and expenses and related examples shown in this Appendix are for the Nations Managed SmallCap Index Fund. On or before the closing of the Reorganization (which is expected to be on May 12, 2000), the Nations Managed SmallCap Index Fund will be re-named the SmallCap Index Fund, and will have the investment objective, principal investment strategies and investment risks described in this Proxy/Prospectus.

                    MANAGED VALUE INDEX FUND-PRIMARY A SHARES
                                       AND
                       MANAGED INDEX FUND-PRIMARY A SHARES

--------------------------------------------------- ------------- ------------- ---------------
PRIMARY A SHARES                                                                MANAGED INDEX
                                                                                FUND
                                                    MANAGED       MANAGED       PRO FORMA
                                                    VALUE         INDEX         (AFTER
                                                    INDEX FUND    FUND          REORGANIZATION)
--------------------------------------------------- ------------- ------------- ---------------
SHAREHOLDER FEES
--------------------------------------------------- ------------- ------------- ---------------
(Fees paid directly from your investment)
--------------------------------------------------- ------------- ------------- ---------------
Maximum sales charge (load) imposed on purchases     none           none            none
--------------------------------------------------- ------------- ------------- ---------------
Maximum deferred sales charge (load)                 none           none            none
--------------------------------------------------- ------------- ------------- ---------------
ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------- ------------- ------------- ---------------
(Expenses that are deducted from the Fund's assets)
--------------------------------------------------- ------------- ------------- ---------------
Management fees                                      0.40%          0.40%            0.40%
--------------------------------------------------- ------------- ------------- ---------------
Other expenses                                       3.46%          0.33%            0.33%
                                                     -----          -----            -----
--------------------------------------------------- ------------- ------------- ---------------
Total annual Fund operating expenses                 3.86%          0.73%            0.73%
--------------------------------------------------- ------------- ------------- ---------------
Fee waivers and/or reimbursements                   (3.36)%         (0.23)%         (0.23)%
                                                    -------        --------         -------
--------------------------------------------------- ------------- ------------- ---------------
Total net expenses(2)                                 0.50%          0.50%            0.50%
                                                    =======        =======          =======
--------------------------------------------------- ------------- ------------- ---------------

         ----------------------------------
         (1) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

         (2) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:
         o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
         o  you invest all dividends and distributions in the Fund
         o  your investment has a 5% return each year
         o the Fund's operating expenses remain the same as shown in the table above
         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       ----------------------------- ------ ------- ------- --------
       PRIMARY A SHARES              1 year 3 years 5 years 10 years
       ----------------------------- ------ ------- ------- --------
       Managed Value Index Fund      $51    $867    $1,702  $3,873
       ----------------------------- ------ ------- ------- --------
       Managed Index Fund            $51    $210    $383    $885
       ----------------------------- ------ ------- ------- --------
       Managed Index Fund PRO FORMA  $51    $210    $383    $885
       (after reorganization)
       ----------------------------- ------ ------- ------- --------

               MANAGED SMALLCAP VALUE INDEX FUND-PRIMARY A SHARES
                                       AND
                      SMALLCAP INDEX FUND-PRIMARY A SHARES

--------------------------------------------------- --------------- --------------  -------------------
PRIMARY A SHARES                                                                    SMALLCAP INDEX FUND
                                                                                    PRO FORMA
                                                    MANAGED                         (AFTER
                                                    SMALLCAP VALUE  SMALLCAP INDEX  REORGANIZATION)
                                                    INDEX FUND      FUND(1)
--------------------------------------------------- -------------- -------------- -------------------
SHAREHOLDER FEES
--------------------------------------------------- -------------- -------------- -------------------
(Fees paid directly from your investment)
--------------------------------------------------- -------------- -------------- -------------------
Maximum sales charge (load) imposed on purchases     none            none             none
--------------------------------------------------- -------------- -------------- -------------------
Maximum deferred sales charge (load)                 none            none             none
--------------------------------------------------- -------------- -------------- -------------------
ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------- -------------- -------------- -------------------
(Expenses that are deducted from the Fund's assets)
--------------------------------------------------- -------------- -------------- -------------------
Management fees                                      0.40%           0.40%             0.40%
--------------------------------------------------- -------------- -------------- -------------------
Other expenses                                       4.43%           0.42%             0.41%
                                                     -----           -----             -----
--------------------------------------------------- -------------- -------------- -------------------
Total annual Fund operating expenses                 4.83%           0.82%             0.81%
--------------------------------------------------- -------------- -------------- -------------------
Fee waivers and/or reimbursements                   (4.33)%          (0.32)%           (0.41)%
                                                    -------          -------           -------
--------------------------------------------------- -------------- -------------- -------------------
Total net expenses(3)                                 0.50%           0.50%            0.40%
                                                    =======         =======            =====
--------------------------------------------------- -------------- -------------- -------------------

         ----------------------------------------

         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.
         (2) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
         (3) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:
         o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
         o  you invest all dividends and distributions in the Fund
         o  your investment has a 5% return each year
         o the Fund's operating expenses remain the same as shown in the table above
         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ----------------------------- ------ ------- ------- --------
         Primary A Shares              1 year 3 years 5 years 10 years
         ----------------------------- ------ ------- ------- --------
         Managed SmallCap Value Index
         Fund                          $51    $1,062  $2,077  $4,629
         ----------------------------- ------ ------- ------- --------
         SmallCap Index Fund           $51    $230    $424    $984
         ----------------------------- ------ ------- ------- --------
         SmallCap Index Fund PRO FORMA $41    $218    $409    $963
         (after reorganization)
         ----------------------------- ------ ------- ------- --------

                   MANAGED VALUE INDEX FUND-INVESTOR A SHARES
                                       AND
                      MANAGED INDEX FUND-INVESTOR A SHARES

---------------------------------------------------------- ----------------- ------------------ -------------------
INVESTOR A SHARES                                                                               MANAGED INDEX
                                                                                                FUND
                                                                                                PRO FORMA
                                                           MANAGED VALUE     MANAGED INDEX      (AFTER
                                                           INDEX FUND        FUND               REORGANIZATION)
---------------------------------------------------------- ----------------- ------------------ -------------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ -------------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum sales charge (load) imposed on purchases            none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum deferred sales charge (load)                        none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------- ----------------- ------------------ -------------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ -------------------
Management fees                                             0.40%             0.40%                  0.40%
---------------------------------------------------------- ----------------- ------------------ -------------------
Distribution (12b-1) and shareholders servicing fees        0.25%             0.25%                  0.25%
---------------------------------------------------------- ----------------- ------------------ -------------------
Other expenses                                              3.46%             0.33%                  0.33%
                                                            -----             -----                 ------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total annual Fund operating expenses                        4.11%             0.98%                  0.98%
---------------------------------------------------------- ----------------- ------------------ -------------------
Fee waivers and/or reimbursements                          (3.36)%           (0.23)%                (0.23%)
                                                           -------           -------                -------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total net expenses(2)                                        0.75%             0.75%                 0.75%
                                                           =======           =======                 =====
---------------------------------------------------------- ----------------- ------------------ -------------------

         ----------------------------------------
         (1) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
         (2) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31,
2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:
         o you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
         o  you invest all dividends and distributions in the Fund
         o  your investment has a 5% return each year
         o the Fund's operating expenses remain the same as shown in the table above
         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ---------------------------- ------ ------- ------- --------
         Investor A Shares            1 year 3 years 5 years 10 years
         ---------------------------- ------ ------- ------- --------
         Managed Value Index Fund     $77    $941    $1,821  $4,091
         ---------------------------- ------ ------- ------- --------
         Managed Index Fund           $77    $289    $519    $1,180
         ---------------------------- ------ ------- ------- --------
         Managed Index Fund PRO FORMA $77    $289    $519    $1,180
         (after reorganization)
         ---------------------------- ------ ------- ------- --------

               MANAGED SMALLCAP VALUE INDEX FUND-INVESTOR A SHARES
                                       AND
                      SMALLCAP INDEX FUND-INVESTOR A SHARES

---------------------------------------------------------- ----------------- ------------------ ---------------
INVESTOR A SHARES                                                                               SMALLCAP INDEX
                                                                                                FUND
                                                           MANAGED                              PRO FORMA
                                                           SMALLCAP VALUE    SMALLCAP INDEX     (AFTER
                                                           INDEX FUND        FUND(1)            REORGANIZATION)
---------------------------------------------------------- ----------------- ------------------ ---------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ ---------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ ---------------
Maximum sales charge (load) imposed on purchases            none              none                  none
---------------------------------------------------------- ----------------- ------------------ ---------------
Maximum deferred sales charge (load)                        none              none                  none
---------------------------------------------------------- ----------------- ------------------ ---------------
ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------- ----------------- ------------------ ---------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ ---------------
Management fees                                             0.40%             0.40%                  0.40%
---------------------------------------------------------- ----------------- ------------------ ---------------
Distribution (12b-1) and shareholders servicing fees        0.25%             0.25%                  0.25%
---------------------------------------------------------- ----------------- ------------------ ---------------
Other expenses                                              4.43%             0.42%                  0.41%
                                                            -----             -----                  -----
---------------------------------------------------------- ----------------- ------------------ ---------------
Total annual Fund operating expenses                        5.08%             1.07%                  1.06%
---------------------------------------------------------- ----------------- ------------------ ---------------
Fee waivers and/or reimbursements                          (4.33)%           (0.32)%                (0.41%)
                                                           -------           -------                -------
---------------------------------------------------------- ----------------- ------------------ ---------------
Total net expenses(3)                                        0.75%             0.75%                  0.65%
                                                           =======           =======                =======
---------------------------------------------------------- ----------------- ------------------ ---------------

         ------------------------------------------
         1 The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

         2 The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

         3 The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:
         o you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
         o  you invest all dividends and distributions in the Fund
         o  your investment has a 5% return each year
         o the Fund's operating expenses remain the same as shown in the table above
         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ---------------------------- ------ ------- ------- --------
         Investor A Shares            1 year 3 years 5 years 10 years
         ---------------------------- ------ ------- ------- --------
         Managed SmallCap Value
         Index Fund                   $77    $1,135  $2,192  $4,826
         ---------------------------- ------ ------- ------- --------
         SmallCap Index Fund          $77    $309    $559    $1,277
         ---------------------------- ------ ------- ------- --------
         SmallCap Index Fund PRO      $66    $296    $545    $1,257
         FORMA (after reorganization)
         ---------------------------- ------ ------- ------- --------

                     APPENDIX II--COMPARISON OF PERFORMANCE
               NATIONS MANAGED VALUE INDEX FUND - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1997       1998      [1999]
                         ----       ----      ------
                         2.71%*    13.71%

         *Return is from inception (11-24-97) to 12-31-97.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  0.59-%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            17.06%
         WORST: 3rd quarter 1998:                           -12.56%


         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA Value Index, an unmanaged index of a group of stocks included in the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. The index is weighted by market capitalization, and is not available for investment.
                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Primary A Shares:                      13.71%                15.13%
         S&P/BARRA Value Index                  14.68%                15.80%

         NATIONS MANAGED VALUE INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1997       1998      [1999]
                         ----       ----      ------
                         2.67%*    13.56%

         *Return is from inception (11-24-97) to 12-31-97

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  0.38%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            17.01%
         WORST: 3rd quarter 1998:                           -12.56%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period compared with the S&P/BARRA Value Index, an unmanaged index of a group of stocks included in the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. The index is weighted by market capitalization, and is not available for investment.

                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Investor A Shares:                     13.56%                14.96%
         S&P/BARRA Value Index                  14.68%                15.80%

         NATIONS MANAGED INDEX FUND - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1996       1997       1998     [1999]
                         ----       ----       ----      ----
                        17.00%*    33.46%     26.64%

         *Return is from inception (7-31-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  2.96%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            20.98%
         WORST: 3rd quarter 1998:                           -10.62%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Primary A Shares:                      26.64%                32.55%
         S&P 500                                28.58%                33.32%

                 NATIONS MANAGED INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1996       1997       1998     [1999]
                         ----       ----       ----      ----
                        16.95%*    33.19%     26.33%

         *Return is from inception (7-31-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  2.77%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            20.91%
         WORST: 3rd quarter 1998:                           -10.67%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Investor A Shares:                     26.33%                32.29%
         S&P 500                                28.58%                33.32%

         NATIONS MANAGED SMALLCAP VALUE INDEX FUND  - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1997       1998     [1999]
                         ----       ----      ----
                         4.13%     -2.90%

         *Return is from inception (11-24-97) to 12-31-97.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  0.31%


         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            12.36%
         WORST: 3rd quarter 1998:                           -20.07%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA SmallCap Value Index, an unmanaged index of a group of stocks included in the S&P SmallCap 600 that have low price-to-book ratios relative to the S&P SmallCap 600 as a whole. The index is weighted by market capitalization and is not available for investment.

                                                                        Since
                                                 1 year               inception
                                                 ------               ---------
         Primary A Shares:                       -2.90%                 1.01%
         S&P/BARRA SmallCap Value Index          -5.06%                -2.14%

         NATIONS MANAGED SMALLCAP VALUE INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1997       1998     [1999]
                         ----       ----      ----
                         4.10%     -3.12%

         *Return is from inception (11-24-97) to 12-31-97.


         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  0.21%


         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            12.27%
         WORST: 3rd quarter 1998:                           -20.07%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA SmallCap Value Index, an unmanaged index of a group of stocks included in the S&P SmallCap 600 that have low price-to-book ratios relative to the S&P SmallCap 600 as a whole. The index is weighted by market capitalization, and is not available for investment.

                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Investor A Shares:                     -3.12%                 0.77%
         S&P/BARRA SmallCap Value Index         -5.06%                -2.14%

         NATIONS SMALLCAP INDEX FUND - INVESTOR A SHARES1

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1996       1997       1998     [1999]
                         ----       ----       ----      ----
                         3.15%*    27.55%     -1.89%

         *Return is from inception (10-15-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  -3.81%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            17.52%
         WORST: 3rd quarter 1998:                           -20.89%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P SmallCap 600, an unmanaged index of 600 common stocks, weighted by market capitalization. The S&P SmallCap 600 is not available for investment.

                                                                      Since
                                               1 year               inception
                                               ------               ---------
         Investor A Shares:                    -1.89%                12.24%
         S&P SmallCap 600                      -1.31%                12.75%


         -----------------------------------
         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

         NATIONS SMALLCAP INDEX FUND - PRIMARY A SHARES1

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

           [BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         1996       1997       1998     [1999]
                         ----       ----       ----      ----
                         3.17%*    27.97%     -1.65%

         *Return is from inception (10-15-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF [DECEMBER 31, 1999]:  -3.68%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:                            17.64%
         WORST: 3rd quarter 1998:                           -20.83%

         AVERAGE ANNUAL TOTAL RETURN AS OF [DECEMBER 31, 1999]
         The table shows the Fund's average annual total return for each period, compared with the S&P SmallCap 600, an unmanaged index of 600 common stocks, weighted by market capitalization. The index is not available for investment.

                                                                       Since
                                                1 year               inception
                                                ------               ---------
         Primary A Shares:                      -1.65%                12.54%
         S&P SmallCap 600                       -1.31%                12.75%

         ---------------------------------
         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

            APPENDIX III--MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


[to be inserted]

                                     III-1

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2000

                               NATIONS FUND TRUST
                      One Bank of America Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-XXX-XXXX



     (APRIL 21, 2000 SPECIAL MEETING OF SHAREHOLDERS OF NATIONS FUND TRUST)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Nations Fund Trust to be held on April 21, 2000. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Fund Trust at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

         Further information about the Investor A and Primary A Shares of Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, is contained in and incorporated herein by reference to the statement of additional information for Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated August 1, 1999, as supplemented.

         The audited financial statements and related Report of Independent Auditors for the year ended March 31, 1999 and the unaudited financial statements for the semi-annual period ended September 30, 1999 for the Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General Information............................................................3
Note Regarding PRO FORMA Financial Information.................................4

                               GENERAL INFORMATION

         The Reorganization contemplates the transfer of all of the assets and liabilities of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund (the "Funds') to a corresponding Nations Fund (the "Successor Funds") in exchange for shares of designated classes of the Successor Funds.

         The Shares issued by the Trust will have an aggregate value equal to the aggregate value of the shares of the respective Funds that were outstanding immediately before the closing of the Reorganization (the "Closing").

         After the transfer of their assets and liabilities in exchange for shares of the Successor Funds, the Funds will distribute the shares of the Successor Funds to their shareholders in liquidation of the Funds. Each shareholder owning shares of a particular Fund at the Closing will receive shares of the corresponding Successor Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Funds. The Trust will establish an account for each former shareholder of the Funds reflecting the appropriate number of Successor Funds' shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by the Trust for each shareholder. Upon completion of the Reorganization with respect to the Funds, all outstanding shares of the Funds will have been redeemed and cancelled in exchange for shares of the Successor Funds distributed.

         For further information about the transaction, see the Proxy/Prospectus.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

         Pro forma financial information giving effect to the proposed transfer of assets and liabilities of the Funds to the Successor Funds is not presented because in each case the aggregate net asset value of each Fund was less than 10% of the aggregate net asset value of each corresponding Successor Fund, as of December 26, 1999.

                               NATIONS FUND TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 16.      Exhibits.

              All references to the "Registration Statement" in the following list of Exhibits refer to Nations Fund Trust's (the "Trust") Registration Statement on Form N-1A (File Nos. 2-97817; 811-4305).

EXHIBIT NUMBER                 DESCRIPTION
(1)(a)                         Declaration of Trust, dated May 6, 1985,
                               incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(1)(b)                         Certificate pertaining to the classification of
                               shares, dated May 17, 1985, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(c)                         Amendment to Declaration of Trust, dated July 27,
                               1987, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(1)(d)                         Certificate and Amendment to Declaration of
                               Trust, dated September 13, 1989, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(e)                         Certificate pertaining to the classification of
                               shares, dated August 24, 1990, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(f)                         Certificate and Amendment to Declaration of
                               Trust, dated November 26, 1990, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(g)                         Certificate pertaining to the classification of
                               shares, dated July 18, 1991, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER                 DESCRIPTION
(1)(h)                         Amendment to Declaration of Trust, dated March
                               25, 1992, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(i)                         Certificate pertaining to the classification of
                               shares, dated March 26, 1992, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(j)                         Amendment to Declaration of Trust, dated
                               September 21, 1992, incorporated by reference to Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(k)                         Certificate pertaining to the classification of
                               shares creating "Investor B Shares" of the Money
                               Market Funds and creating "Investor C Shares" of the Non-Money Market Funds and relating to the establishment of Nations Intermediate Bond Fund and Nations Tennessee Municipal Bond Fund, dated
                               March 26, 1993, incorporated by reference to Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(l)                         Certificate pertaining to the establishment of
                               Money Market Funds' Investor C shares, dated July
                               8, 1993, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(m)                         Certificate relating to the establishment of the
                               Equity Index, Short-term Municipal Income,
                               Florida Municipal Bond, Georgia Municipal Bond,
                               North Carolina Municipal Bond, South Carolina
                               Municipal Bond, Tennessee Municipal Bond, Texas
                               Municipal Bond and Virginia Municipal Bond Funds, dated September 21, 1993, incorporated by reference to Post-Effective Amendment No.
                               57, filed November 5, 1998.
(1)(n)                         Certificate relating to the establishment of the
                               Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed
                               December 1, 1993.
(1)(o)                         Certificate pertaining to the classification of
                               shares, dated February 7, 1994, to be filed by Post-Effective Amendment to the Registration
                               Statement.

EXHIBIT NUMBER                 DESCRIPTION
(1)(p)                         Certificate relating to the redesignation of
                               Investor B Shares and Investor C Shares of the
                               Non-Money Market Funds to "Investor C Shares" and
                               "Investor N Shares," respectively, dated March
                               24, 1994, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(q)                         Certificate pertaining to the classification of
                               shares, dated October 14, 1994, incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.
(1)(r)                         Certificate pertaining to the classification of
                               shares relating to the renaming of the Nations
                               Special Equity Fund, incorporated by reference to Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(s)                         Certificate pertaining to the classification of
                               shares filed October 20, 1995, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(1)(t)                         Amendment to Declaration of Trust, dated March
                               24, 1995, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(1)(u)                         Certificate pertaining to the classification of
                               shares, dated June 4, 1998, to be filed by Post-Effective Amendment to the Registration
                               Statement.
(1)(v)                         Certificate pertaining to the classification of
                               shares, dated August 7, 1998, to be filed by Post-Effective Amendment to the Registration
                               Statement.
(1)(w)                         Amendment pertaining to the appointment of
                               Registered Agent and Registered Office, dated
                               April 27, 1999, to be filed by Post-Effective
                               Amendment to the Registration Statement.
(1)(x)                         Certificate pertaining to the classification of
                               shares, dated May 26, 1999, to be filed by Post-Effective Amendment to the Registration
                               Statement.
(2)                            Amended and Restated Code of Regulations as
                               approved and adopted by Registrant's Board of Trustees and last amended April 13, 1995, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.

EXHIBIT NUMBER                 DESCRIPTION
(3)                            Not Applicable.
(4)                            Form of Agreement and Plan of Reorganization,
                               filed herewith.
(5)                            Not Applicable.
(6)(a)                         Investment Advisory Agreement between Nations
                               Fund Trust and Banc of America Advisors, Inc.
                               (formerly NationsBanc Advisors, Inc.) ("BAAI"), dated January 1, 1996, incorporated by reference to Post-Effective Amendment No. 57, filed
                               November 5, 1998.
(6)(b)                         Sub-Advisory Agreement among BAAI, TradeStreet
                               Investment Associates, Inc. and Nations Fund
                               Trust, dated January 1, 1996, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(6)(c)                         Sub-Advisory Agreement among BAAI, Bank of
                               America, N.A. (formerly NationsBank, N.A.) and
                               Nations Fund Trust, dated October 1, 1998, to be filed by Post-Effective Amendment to the Registration Statement.
(7)                            Distribution Agreement between Nations Fund Trust
                               and Stephens Inc., dated September 1, 1993, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(8)                            Form of Nations Fund Trust Deferred Compensation
                               Plan, to be filed by Post-Effective Amendment to the Registration Statement.
(9)(a)                         Custody Agreement between Nations Fund Trust and
                               The Bank of New York, dated October 19, 1998, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(9)(b)                         Amendment to Custody Agreement dated September 1,
                               1999, to be filed by Post-Effective Amendment to the Registration Statement.
(10)(a)                        Shareholder Administration Plan relating to
                               Primary B Shares, incorporated by reference to Post-Effective Amendment No. 57, filed November
                               5, 1998.
(10)(b)                        Amended and Restated Shareholder Servicing and
                               Distribution Plan pursuant to Rule 12b-1 for
                               Investor A Shares, incorporated by reference to Post-Effective Amendment No. 57, filed November
                               5, 1998.

EXHIBIT NUMBER                 DESCRIPTION
(10)(c)                        Distribution Plan for Investor B Shares (formerly
                               Investor N Shares) of the Non-Money Market Funds, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(10)(d)                        Amended and Restated Distribution Plan for
                               Investor B Shares of the Money Market Funds and
                               Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds, incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.
(10)(e)                        Daily Distribution Plan, to be filed by
                               Post-Effective Amendment to the Registration
                               Statement.
(10)(f)                        Shareholder Servicing Plan relating to Primary B
                               Shares, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(10)(g)                        Shareholder Servicing Plan relating to Investor A
                               Shares, incorporated by reference to
                               Post-Effective Amendment No. 57, filed November
                               5, 1998.
(10)(h)                        Amended and Restated Shareholder Servicing Plan
                               relating to Investor B Shares of the Money Market
                               Funds and Investor C Shares of the Non-Money
                               Market Funds, Schedule I amended August 19, 1999, to be filed by Post-Effective Amendment to the Registration Statement.
(10)(i)                        Shareholder Servicing Plan relating to Investor C
                               Shares of the Money Market Funds and Investor B
                               Shares (formerly Investor N Shares) of the
                               Non-Money Market Funds, incorporated by reference to Post-Effective Amendment No. 57, filed
                               November 5, 1998.
(10)(j)                        Daily Servicing Plan, to be filed by
                               Post-Effective Amendment to the Registration
                               Statement.
(10)(k)                        Transfer Agency and Services Agreement between
                               First Data Investor Services Group ("First Data") and the Nations Funds Family, dated June 1, 1995, to be filed by Post-Effective Amendment to the Registration Statement.

EXHIBIT NUMBER                 DESCRIPTION
(10)(l)                        Rule 18f-3 Multi-Class Plan, amended August 19,
                               1999, incorporated by reference to Post-Effective
                               Amendment No. 57, filed November 5, 1998.
(10)(m)                        Cross Indemnification Agreement dated August 1,
                               1999 among Nations Fund, Inc., Nations Reserves,
                               Nations Fund Portfolios, Inc., Nations Master
                               Investment Trust and the Registrant, to be filed by Post-Effective Amendment to the Registration
                               Statement.
(11)                           Opinion and Consent of Counsel, filed herewith.
(12)                           See Item 17(3) of this Part C.
(13)(a)                        Co-Administration Agreement among Nations Fund
                               Trust, Stephens Inc. and BAAI, dated December 1,
                               1998, Schedule I, dated August 19, 1999, to be filed by Post-Effective Amendment to the Registration Statement.
(13)(b)                        Sub-Administration Agreement among Nations Fund
                               Trust, The Bank of New York and BAAI dated
                               December 1, 1998, Schedule I dated August 19,
                               1999, to be filed by Post-Effective Amendment to the Registration Statement.
(14)                           Consent of Independent Accountant
                               --PricewaterhouseCoopers LLP, filed herewith.
(15)                           Not applicable.
(16)                           Powers of Attorney, filed herewith.
(17)(a)                        Form of Proxy Ballots, filed herewith.
(17)(b)                        Prospectuses for the Primary A Shares of Nations
                               Managed Value Index Fund, Nations Managed Index
                               Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated
                               August 1, 1999, as supplemented, filed as part of Post-Effective Amendment No. 63 and Amendment No.
                               65 to Nations' Registration Statement on Form
                               N-1A, filed on July 30, 1999.

EXHIBIT NUMBER                 DESCRIPTION
(17)(c)                        Prospectuses for the Investor A Shares of Nations
                               Managed Value Index Fund, Nations Managed Index
                               Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund, dated
                               August 1, 1999, as supplemented, filed as part of Post-Effective Amendment No. 63 and Amendment No.
                               65 to Nations' Registration Statement on Form
                               N-1A, filed on July 30, 1999.
(17)(d)                        Statement of Additional Information for the
                               Primary A Shares and the Investor A Shares of
                               Nations Managed Value Index Fund, Nations Managed
                               Index Fund, Nations Managed SmallCap Value Index
                               Fund and Nations Managed SmallCap Index Fund, dated August 1, 1999, as supplemented, filed as part of Post-Effective Amendment No. 63 and
                               Amendment No. 65 to Nations' Registration
                               Statement on Form N-1A, filed on July 30, 1999.
(17)(e)                        Annual Report for Nations Managed Value Index
                               Fund, Nations Managed Index Fund, Nations Managed
                               SmallCap Value Index Fund and Nations Managed
                               SmallCap Index Fund, dated March 31, 1999.
(17)(f)                        Semi-Annual Report for Nations Managed Value
                               Index Fund, Nations Managed Index Fund, Nations
                               Managed SmallCap Value Index Fund and Nations
                               Managed SmallCap Index Fund, dated September 30,
                               1999.
Item 17.      Undertakings.

              (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

              (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 29th day of December, 1999.
                                 NATIONS FUND TRUST

                                 By:                  *
                                      ----------------------------------
                                            A. Max Walker
                                            President and Chairman
                                            of the Board of Trustees

                                 By:   /s/ Richard H. Blank, Jr.
                                      ----------------------------------
                                            Richard H. Blank, Jr.
                                            *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----
                *                                 President and Chairman               December 29, 1999
----------------------------------------         of the Board of Trustees
(A. Max Walker)                                (Principal Executive Officer)

 /s/ Richard H. Blank, Jr.                       Treasurer and Secretary               December 29, 1999
----------------------------------------         (Principal Financial and
(Richard H. Blank, Jr.)                             Accounting Officer)

                *                                      Trustee                         December 29, 1999
----------------------------------------
(Edmund L. Benson, III)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(James Ermer)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(William H. Grigg)
                                                       Trustee                         December 29, 1999
----------------------------------------
(Thomas F. Keller)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(Carl E. Mundy, Jr.)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(Cornelius J. Pings)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(Charles B. Walker)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(Thomas S. Word, Jr.)
                *                                      Trustee                         December 29, 1999
----------------------------------------
(James B. Sommers)
 /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact

                               NATIONS FUND TRUST

                         FILE NOS. 002-97817; 811-04305

EXHIBIT NUMBER                   DESCRIPTION

Ex-99.4                          Form of Agreement and Plan of Reorganization

Ex-99.11                         Opinion and Consent of Morrison & Foerster LLP

Ex-99.14                         Opinion and Consent of Accountants -
                                 PricewaterhouseCoopers LLP

Ex-99.16                         Powers of Attorney

Ex-99.17(a)                      Form of Proxy Ballots